Earnings Per Share (“EPS”)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings Per Share (“EPS”)

Note 5 - Earnings Per Share (“EPS”)

Basic EPS is computed by dividing net income (loss) by the basic weighted-average number of shares outstanding during the period.

Diluted EPS is computed by dividing net income by the diluted weighted-average number of shares outstanding during the period and, accordingly, reflects the potential dilution that could occur if securities or other agreements to issue common stock, such as stock options, were exercised, settled or converted into common stock and were dilutive. The diluted weighted-average number of shares used in our diluted EPS calculation is determined using the treasury stock method for stock options and warrants, and the if-converted method for convertible notes. Under the if-converted method, the convertible notes are assumed to have been converted at the beginning of the period or at time of issuance, if later, and the resulting common shares are included in the denominator. For periods in which we recognize losses, the calculation of diluted loss per share is the same as the calculation of basic loss per share.

Unvested awards of share-based payments with rights to receive dividends or dividend equivalents, such as our restricted stock awards, are considered to be participating securities, and therefore, the two-class method is used for purposes of calculating EPS. Under the two-class method, a portion of net income is allocated to these participating securities and is excluded from the calculation of EPS allocated to common stock. Our restricted stock awards are subject to forfeiture and restrictions on transfer until vested and have identical voting, income and distribution rights to the unrestricted common shares outstanding.

Our weighted average unvested restricted stock awards outstanding were 790,000 and 1,871,396 for the three months ended June 30, 2022 and 2021, respectively, and 790,000 and 986,365 for the six months ended June 30, 2022 and 2021, respectively.

The calculations of basic and diluted EPS are as follows:

	Six Months Ended June 30, 2022			Six Months Ended June 30, 2021
	Net Loss	Weighted Average Shares Outstanding	Loss Per Share	Net Income	Weighted Average Shares Outstanding	Earnings Per Share
	(in thousands, except per share data)			(in thousands, except per share data)
Basic:
As reported	$(1,399)	34,168	$(0.04)	$615	25,142
Amounts allocated to unvested restricted shares and warrants	—	—		(24)	(986)
Amounts available to common stockholders	$(1,399)	34,168	$(0.04)	$591	24,156	$0.02
Diluted:
Amounts allocated to unvested restricted shares	—	—		25	986
Stock warrants	—	—		—	4,006
Shares of common stock to be issued for convertible note	—	—		—	—
Incremental shares to be issued for convertible note – related party				13	900
Amounts reallocated to unvested restricted shares	—	—		(25)	—
Amounts available to stockholders and assumed conversions	$(1,399)	34,168	$(0.04)	$604	30,048	$0.02

Note 13-Earnings Per Share (“EPS”)

Basic EPS is computed by dividing net income by the basic weighted-average number of shares outstanding during the period.

Diluted EPS is computed by dividing net income by the diluted weighted-average number of shares outstanding during the period and, accordingly, reflects the potential dilution that could occur if securities or other agreements to issue common stock, such as stock options, were exercised, settled or converted into common stock and were dilutive. The diluted weighted-average number of shares used in our diluted EPS calculation is determined using the treasury stock method.

Unvested awards of share-based payments with rights to receive dividends or dividend equivalents, such as our restricted stock awards, are considered to be participating securities, and therefore, the two-class method is used for purposes of calculating EPS. Under the two-class method, a portion of net income is allocated to these participating securities and is excluded from the calculation of EPS allocated to common stock. Our restricted stock awards are subject to forfeiture and restrictions on transfer until vested and have identical voting, income and distribution rights to the unrestricted common shares outstanding.

Our weighted average unvested restricted stock awards outstanding were 1,448,992 and 153,612 for the years ended December 31, 2021 and 2020, respectively.

Weighted average unvested restricted stock awards outstanding for the year ended December 31, 2021 were not included in the computation of our diluted EPS, as inclusion would have been anti-dilutive, however for the year ended December 31, 2020, they were included as they would have been dilutive.

The calculations of basic and diluted EPS are as follows:

	Years Ended December 31, 2021			Years Ended December 31, 2020
	Net Loss	Weighted Average Shares Outstanding	Loss Per Share	Net Income	Weighted Average Shares Outstanding	Earnings Per Share
	(in thousands, except per share data)			(in thousands, except per share data)
Basic:
As reported	$(566)	29,187		$16,009	23,230
Amounts allocated to unvested restricted shares and warrants	-	-		(106)	(154)
Amounts available to common stockholders	$(566)	29,187	$(0.02)	$15,903	23,076	$0.69
Diluted:
Amounts allocated to unvested restricted shares	-	-		106	154
Stock warrants	-	-		-	-
Incremental shares to be issued for convertible note - related party	-	-		-	-
Amounts reallocated to unvested restricted shares	-	-		(107)	-
Amounts available to stockholders and assumed conversions	$(566)	29,187	$(0.02)	$15,902	23,230	$0.69